INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 25, 2021
Deferred Tax Assets
Employee benefits	$ 37,893	$ 27,543
Lease liability	28,746	24,627
Net operating loss carryforwards	6,891	5,502
Foreign subsidiary capital loss carryforward	500	527
Other tax credits	102	450
Inventory	3,732	2,007
Reserves on receivables	3,273	1,446
Accrued expenses	6,791	5,735
Other, net	10,378	5,233
Gross deferred income tax assets	98,306	73,070
Valuation allowance	(4,618)	(3,952)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent, Total	93,688	69,118
Deferred Tax Liabilities
Depreciation	(69,711)	(64,387)
Intangibles	(43,643)	(38,367)
Right of use assets	(27,849)	(23,866)
Deferred income tax liabilities	(141,203)	(126,620)
Net deferred income tax liability	$ (47,515)	$ (57,502)